Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Compensation of Key Management Personnel	A summary of compensation of key management personnel is as follows.

For the years ended December 31,	2019	2018
Short-term employee benefits	$67	$65
Post-employment benefits	5	5
Share-based payments	55	50
Termination benefits	8	5
Other long-term benefits	2	2
Total	$137	$127